Note 9 - Long-Term Investments (Details)						0 Months Ended	12 Months Ended		12 Months Ended			1 Months Ended		1 Months Ended				1 Months Ended		12 Months Ended							1 Months Ended					1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Preferred Stock [Member] Sigurd Cayman [Member]	Apr. 30, 2010 Preferred Stock [Member] Sigurd Cayman [Member] USD ($)	Jul. 31, 2008 Preferred Stock [Member] Sigurd Cayman [Member] USD ($)	Apr. 16, 2012 Preferred Stock [Member] GEM [Member] USD ($)	Dec. 31, 2011 Preferred Stock [Member] GEM [Member] USD ($)	Dec. 31, 2013 Preferred Stock [Member] GEM [Member] USD ($)	Dec. 31, 2003 Preferred Stock [Member] SiGen [Member] USD ($)	Dec. 31, 2013 Preferred Stock [Member] SiGen [Member] USD ($)	Dec. 31, 2013 Common Stock [Member] X-FAB [Member] USD ($)	Nov. 30, 2012 Common Stock [Member] PVEF [Member] USD ($)	Dec. 31, 2013 Common Stock [Member] PVEF [Member]	Dec. 31, 2012 Common Stock [Member] EMC [Member] USD ($)	Dec. 31, 2013 Common Stock [Member] EMC [Member] USD ($)	Jun. 30, 2010 Common Stock [Member] EMC [Member] USD ($)	Jun. 30, 2010 Common Stock [Member] EMC [Member] TWD	Nov. 30, 2011 Common Stock [Member] CR Micro [Member] USD ($)	Aug. 31, 2004 Common Stock [Member] CR Micro [Member] USD ($)	Dec. 31, 2011 Common Stock [Member] CR Micro [Member] USD ($)	Dec. 31, 2010 Common Stock [Member] CR Micro [Member]	Dec. 31, 2008 Common Stock [Member] CR Micro [Member] USD ($)	Dec. 31, 2011 Common Stock [Member] CR Micro [Member] HKD	Feb. 23, 2009 Common Stock [Member] CR Micro [Member] HKD	Jun. 30, 2006 Common Stock [Member] CR Micro [Member] HKD	Dec. 31, 2013 Common Stock [Member] Etrend [Member]	Sep. 30, 2008 Common Stock [Member] Sinomos [Member] USD ($)	Dec. 31, 2013 Common Stock [Member] Sinomos [Member]	Dec. 31, 2006 Common Stock [Member] Sinomos [Member] USD ($)	May 30, 2006 Common Stock [Member] Sinomos [Member] USD ($)	Jan. 31, 2005 Common Stock [Member] Sinomos [Member] USD ($)	Jun. 30, 2009 Common Stock [Member]	Nov. 30, 2012 Equity Securities [Member] PVEF [Member] USD ($)	Jun. 30, 2010 Equity Securities [Member] PVEF [Member] USD ($)	Jun. 30, 2010 Equity Securities [Member] PVEF [Member] SGD	Nov. 30, 2005 Equity Securities [Member] PVEF [Member] USD ($)	Nov. 30, 2005 Equity Securities [Member] PVEF [Member] SGD	Dec. 31, 2013 Sigurd Cayman [Member] USD ($)	Dec. 31, 2012 Sigurd Cayman [Member] USD ($)	Dec. 31, 2013 X-FAB [Member] USD ($)	Dec. 31, 2012 X-FAB [Member] USD ($)	Dec. 31, 2013 PVEF [Member] USD ($)	Dec. 31, 2012 PVEF [Member] USD ($)	Dec. 31, 2013 GEM [Member] USD ($)	Dec. 31, 2012 GEM [Member] USD ($)	Dec. 31, 2013 EMC [Member] USD ($)	Dec. 31, 2012 EMC [Member] USD ($)	Dec. 31, 2013 Verticil [Member] USD ($)	Jul. 31, 2013 Verticil [Member] USD ($)	Jul. 31, 2013 Verticil [Member] TWD
Note 9 - Long-Term Investments (Details) [Line Items]
Cost Method Investment, Purchase Price				$ 1,500,000	$ 5,700,000						$ 4,968,000					$ 1,960,000	62,900,000												$ 4,785,000	$ 3,288,000	$ 5,000,000			$ 357,000	500,000	$ 585,000	1,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			18.88%		19.54%			0.38%		0.06%	1.60%		5.00%		10.71%											7.62%		18.41%																				4.00%
Investment Owned, Balance, Shares (in Shares)			9,690,445					333,334			530,000				3,474,854	3,468,000	3,468,000				70,200,000					3,048,383		30,101,353						30	30	20	20											500,000
Investment Owned Value Per Unit (in Dollars)																																					50,000
Stock Redeemed or Called During Period, Value												445,000
Investment Owned, Balance, Principal Amount								78,000		23,946																							497,000
Cost Method Investment Per Share (in Dollars per share)						$ 0.235
Investment Percentage						58.40%															0.80%
Cost-method Investments, Other than Temporary Impairment							422,000		0													1,073,000					13,073,000
Cost Method Investment Sale of Shares (in Shares)														200,000
Cost Method Investment Sale of Shares Value														138,000
Cost Method Investments															1,844,000																							7,200,000	7,200,000	4,968,000	4,968,000	497,000	497,000	78,000	78,000	1,844,000	1,844,000	250,000
Equity Method Investments																																																	250,000	7,500,000
Available-for-sale Securities, Noncurrent																			4,547,000
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities																			756,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.00002	$ 0.00002																					0.48	0.30	0.42
Privatization Proposal Disapproved Percentage																																10.00%
Marketable Securities, Realized Gain (Loss)																		1,619,000
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax																				1,611,000
Write Off Outstanding Prepayments																											$ 2,942,000